Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	[1]	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust	$ 166,809,388		$ 166,811,648
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust			166,811,648
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member] | US Treasury Securities [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Assets held in Trust

[1]	Includes approximately $4,000 of investments held in cash within the Trust Account.